Securities (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities, Amortized Cost
Available-for-sale securities, Amortized Cost, 1 year or less	$ 833
Available-for-sale securities, Amortized Cost, Over 1 years through 5 years	3,772
Available-for-sale securities, Amortized Cost, Over 5 years through 10 years	1,002
Available-for-sale securities, Amortized Cost, Over 10 years
Available-for-sale securities, Amortized Cost, Mortgage Backed Securities	78,090
Available-for-sale securities, Amortized Cost, Equity Securities	640
Available-for-sale securities, Amortized Cost	84,337
Available-for-sale securities, Fair Value
Available-for-sale, Fair Value, 1 year or less	843
Available-for-sale, Fair Value, Over 1 year through 5 years	3,881
Available-for-sale, Fair Value, Over 5 years through 10 years	975
Available-for-sale, Fair Value, Over 10 years
Available-for-sale, Fair Value, Mortgage-backed securities	79,666
Available-for-sale, Fair Value, Equity securities	1,071
Available-for-sale securities, Fair Value	86,436	73,804
Held-to-maturity securities, Amortized Cost
Held to maturity securities, Amortized Cost 1 year or less	3,362
Held to maturity securities, Amortized Cost Over 1 year through 5 years	15,349
Held to maturity securities, Amortized Cost Over 5 years through 10 years	23,282
Held to maturity securities, Amortized Cost Over 10 years	8,655
Held to maturity securities, Amortized Cost Mortgage-backed securities
Held-to-maturity Securities, Amortized Cost, Equity Securities
Held to maturity securities, Amortized Cost	50,648	34,972
Held-to-maturity securities, Fair Value
Held-to-maturity securities, Fair Value, 1 year or less	3,398
Held-to-maturity securities, Fair Value, Over 1 year through 5 years	16,062
Held-to-maturity securities, Fair Value, Over 5 years through 10 years	24,696
Held-to-maturity securities, Fair Value, Over 10 years	9,330
Held-to-maturity securities, Fair Value, Mortgage-backed securities
Held-to-maturity securities, Fair Value, Equity securities
Held-to-maturity securities, Fair Value	$ 53,486	$ 36,639